NET LOSS FROM CONTINUING OPERATIONS - Schedule of Depreciation and Amortization (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Net Income (Loss) From Continuing Operations [Abstract]
Depreciation expenses of property, plant and equipment	$ 77,022	$ 82,495	$ 84,785
Depreciation expenses of right-of-use assets	13,652	14,146	13,013
Amortization expenses of intangible assets	252	367	579
Depreciation and amortization	$ 90,926	$ 97,008	$ 98,377